UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS GLOBAL MARKET NEUTRAL FUND

FORM N-Q

JUNE 30, 2018

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	June 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 90.8%
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 3.5%
Keihin Corp.	8,800	$178,318	(a)
KYB Corp.	1,800	81,791	(a)
Lear Corp.	1,056	196,215	(b)
Magna International Inc.	3,700	215,192
NGK Spark Plug Co., Ltd.	9,200	262,053	(a)
Toyo Tire & Rubber Co., Ltd.	9,400	137,336	(a)
Toyota Boshoku Corp.	10,500	193,003	(a)
Unipres Corp.	8,800	172,189	(a)

Total Auto Components		1,436,097

Automobiles - 0.8%
Peugeot SA	9,450	215,491	(a)
Yamaha Motor Co., Ltd.	4,400	110,459	(a)

Total Automobiles		325,950

Distributors - 0.6%
Inchcape PLC	24,833	255,736	(a)

Hotels, Restaurants & Leisure - 1.1%
Evolution Gaming Group AB	1,798	111,857	(a)
Round One Corp.	6,600	103,693	(a)
Royal Caribbean Cruises Ltd.	2,075	214,970	(b)

Total Hotels, Restaurants & Leisure		430,520

Household Durables - 3.7%
Berkeley Group Holdings PLC	4,324	215,955	(a)
Bovis Homes Group PLC	16,356	247,206	(a)
Persimmon PLC	7,314	244,435	(a)
Redrow PLC	28,417	199,818	(a)
SodaStream International LTD.	3,186	271,766	*(b)
Taylor Wimpey PLC	96,263	227,228	(a)
Token Corp.	1,400	123,432	(a)

Total Household Durables		1,529,840

Media - 1.0%
Cogeco Communications Inc.	2,500	123,835
CTS Eventim AG & Co KGaA	2,299	112,781	(a)
Quebecor Inc.	8,800	180,197

Total Media		416,813

Multiline Retail - 0.3%
Target Corp.	1,693	128,871	(b)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Specialty Retail - 3.9%
Best Buy Co. Inc.	2,602	$194,057	(b)
Children’s Place Inc/The	2,207	266,606	(b)
DSW Inc., Class A Shares	5,187	133,928	(b)
Gap Inc.	3,083	99,858	(b)
Home Depot Inc.	1,341	261,629	(b)
PC Depot Corp.	14,100	73,761	(a)
Ross Stores Inc.	2,689	227,893	(b)
Urban Outfitters Inc.	3,256	145,055	*(b)
Zumiez Inc	7,542	188,927	*(b)

Total Specialty Retail		1,591,714

Textiles, Apparel & Luxury Goods - 1.2%
Burberry Group PLC	10,231	291,226	(a)
Deckers Outdoor Corp.	1,599	180,511	*(b)

Total Textiles, Apparel & Luxury Goods		471,737

TOTAL CONSUMER DISCRETIONARY		6,587,278

CONSUMER STAPLES - 5.2%
Beverages - 0.8%
Fevertree Drinks PLC	7,602	340,054	(a)

Food & Staples Retailing - 1.6%
cocokara fine, Inc.	1,800	110,470	(a)
Empire Co., Ltd., Class A Shares	10,700	214,790
Seven & i Holdings Co., Ltd.	2,700	117,685	(a)
Walmart Inc.	2,623	224,660	(b)

Total Food & Staples Retailing		667,605

Food Products - 1.8%
Grieg Seafood ASA	22,031	232,035	(a)
Megmilk Snow Brand Co., Ltd.	4,100	109,337	(a)
Salmar ASA	4,800	201,415	(a)
Tate & Lyle PLC	20,400	173,976	(a)

Total Food Products		716,763

Personal Products - 0.8%
Fancl Corp.	3,900	195,174	(a)
Medifast Inc.	800	128,128	(b)

Total Personal Products		323,302

Tobacco - 0.2%
Imperial Brands PLC	2,276	84,748	(a)

TOTAL CONSUMER STAPLES		2,132,472

ENERGY - 5.6%
Energy Equipment & Services - 1.3%
Petroleum Geo-Services ASA	37,000	172,674	*(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Energy Equipment & Services - (continued)
SBM Offshore NV	12,404	$192,282	(a)
Trican Well Service Ltd.	75,800	172,397	*

Total Energy Equipment & Services		537,353

Oil, Gas & Consumable Fuels - 4.3%
Enagas SA	8,410	245,714	(a)
Galp Energia SGPS SA	7,043	133,922	(a)
HollyFrontier Corp.	3,923	268,451	(b)
OMV AG	4,496	254,700	(a)
Repsol SA	13,889	271,219	(a)
Valero Energy Corp.	2,623	290,707	(b)
Whitehaven Coal Ltd	68,000	292,189	(a)

Total Oil, Gas & Consumable Fuels		1,756,902

TOTAL ENERGY		2,294,255

FINANCIALS - 8.6%
Banks - 2.0%
Associated Banc-Corp	4,259	116,271	(b)
Danske Bank A/S	5,474	171,089	(a)
Raiffeisen Bank International AG	5,720	175,214	(a)
Synovus Financial Corp.	3,268	172,649	(b)
Toronto-Dominion Bank	3,300	190,999

Total Banks		826,222

Capital Markets - 1.5%
AllianceBernstein Holding LP	8,535	243,674	(b)
Daiwa Securities Group Inc.	25,000	145,053	(a)
Julius Baer Group Ltd.	1,745	102,514	*(a)
Natixis SA	15,900	112,577	(a)

Total Capital Markets		603,818

Diversified Financial Services - 0.5%
ORIX Corp.	12,200	192,681	(a)

Insurance - 4.0%
Aegon NV	39,632	236,832	(a)
ASR Nederland NV	4,240	172,692	(a)
Assured Guaranty Ltd.	3,190	113,979	(b)
Aviva PLC	15,674	104,229	(a)
CNO Financial Group Inc.	6,807	129,605	(b)
Legal & General Group PLC	64,278	225,583	(a)
MS&AD Insurance Group Holdings Inc.	7,500	232,961	(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Insurance - (continued)
Muenchener Rueckversicherungs-Gesellschaft AG,
Registered Shares	1,000	$211,923	(a)
Talanx AG	6,263	228,659	(a)

Total Insurance		1,656,463

Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd.	3,827	137,083	*(b)
Genworth MI Canada, Inc.	3,200	104,131

Total Thrifts & Mortgage Finance		241,214

TOTAL FINANCIALS		3,520,398

HEALTH CARE - 6.5%
Health Care Equipment & Supplies - 1.6%
Baxter International Inc.	3,544	261,689	(b)
IDEXX Laboratories Inc.	1,262	275,040	*(b)
Masimo Corp.	1,300	126,945	*(b)

Total Health Care Equipment & Supplies		663,674

Health Care Providers & Services - 1.8%
Cigna Corp.	1,219	207,169	(b)
Humana Inc.	1,025	305,071	(b)
WellCare Health Plans Inc.	927	228,264	*(b)

Total Health Care Providers & Services		740,504

Health Care Technology - 0.3%
Veeva Systems Inc., Class A Shares	1,573	120,901	*(b)

Life Sciences Tools & Services - 0.8%
ICON PLC	2,318	307,205	*(b)

Pharmaceuticals - 2.0%
H. Lundbeck A/S	4,066	285,498	(a)
Perrigo Co. PLC	1,215	88,586	(b)
Taro Pharmaceutical Industiries Ltd	1,000	115,690	*(b)
Valeant Pharmaceuticals International Inc.	13,700	318,388	*(b)

Total Pharmaceuticals		808,162

TOTAL HEALTH CARE		2,640,446

INDUSTRIALS - 17.4%
Aerospace & Defense - 0.7%
Dassault Aviation SA	158	300,651	(a)

Airlines - 2.8%
Air Canada	10,700	172,955	*
Delta Air Lines Inc.	4,000	198,160	(b)
Deutsche Lufthansa AG	9,657	232,227	(a)
International Consolidated Airlines Group SA	30,523	266,379	(a)
Qantas Airways Ltd.	57,511	262,982	(a)

Total Airlines		1,132,703

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Building Products - 0.4%
Rockwool International A/S	394	$153,706	(a)

Construction & Engineering - 4.9%
ACS Actividades de Construccion y Servicios SA	5,805	234,812	(a)
CIMIC Group Ltd.	7,364	230,366	(a)
FLSmidth & Co A/S	3,233	193,347	(a)
Galliford Try PLC	21,120	243,406	(a)
Hazama Ando Corp.	13,200	119,805	(a)
HOCHTIEF AG	1,402	253,315	(a)
Okumura Corp	5,400	176,072	(a)
Penta-Ocean Construction Co. , Ltd.	14,200	95,002	(a)
Primoris Services Corp.	3,752	102,167	(b)
Taisei Corp.	3,900	214,875	(a)
Tokyu Construction Co., Ltd.	13,000	126,134	(a)

Total Construction & Engineering		1,989,301

Electrical Equipment - 0.2%
Signify NV	3,517	91,268	(a)

Machinery - 3.7%
Allison Transmission Holdings Inc.	4,903	198,522	(b)
Bucher Industries AG	555	185,793	(a)
CNH Industrial NV	15,600	165,282	(a)
Cummins Inc.	1,500	199,500	(b)
DMG Mori Co., Ltd.	11,900	164,132	(a)
Meidensha Corp.	45,000	162,282	(a)
Sandvik AB	6,942	123,025	(a)
Valmet OYJ	6,105	117,616	(a)
VAT Group AG	1,494	199,699	*(a)

Total Machinery		1,515,851

Professional Services - 1.1%
Adecco Group AG, Registered Shares	1,232	72,784	(a)
Manpowergroup Inc.	2,028	174,530	(b)
Meitec Corp	4,400	211,075	(a)

Total Professional Services		458,389

Road & Rail - 0.3%
Aurizon Holdings Ltd.	37,300	119,923	(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 3.3%
Ashtead Group PLC	7,591	$226,108	(a)
Ferguson PLC	0	21	(a)(c)
Kanamoto Co., Ltd	4,600	145,337	(a)
Marubeni Corp.	33,600	256,045	(a)
Mitsubishi Corp.	10,000	277,521	(a)
Mitsui & Co., Ltd.	17,000	283,223	(a)
Sumitomo Corp.	8,600	141,142	(a)

Total Trading Companies & Distributors		1,329,397

TOTAL INDUSTRIALS		7,091,189

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 0.7%
F5 Networks Inc.	776	133,821	*(b)
Juniper Networks Inc.	5,911	162,080	(b)

Total Communications Equipment		295,901

Electronic Equipment, Instruments & Components - 2.5%
CDW Corp.	1,474	119,084	(b)
Electro Scientific Industries Inc.	5,097	80,380	*(b)
Hitachi Ltd.	34,000	239,498	(a)
Ibiden Co., Ltd.	6,700	107,213	(a)
Nippon Kodoshi Corp.	5,400	141,882	(a)
Oki Electric Industry Co., Ltd.	18,000	201,328	(a)
Renishaw PLC	1,800	125,848	(a)

Total Electronic Equipment, Instruments & Components		1,015,233

IT Services - 1.6%
Computershare Ltd.	13,507	184,871	(a)
Fujitsu Ltd.	26,000	157,480	(a)
Nihon Unisys Ltd.	11,600	291,087	(a)

Total IT Services		633,438

Semiconductors & Semiconductor Equipment - 5.4%
Advanced Energy Industries, Inc.	2,333	135,524	*(b)
Applied Materials Inc.	3,420	157,970	(b)
BE Semiconductor Industries NV	6,086	163,970	(a)
Entegris Inc	7,801	264,454	(b)
KLA-Tencor Corp.	2,190	224,541	(b)
Kulicke & Soffa Industries Inc	6,471	154,139	*(b)
Marvell Technology Group Ltd.	5,728	122,808	(b)
Siltronic AG	1,797	256,932	*(a)
Teradyne Inc.	2,667	101,533	(b)
Texas Instruments Inc.	2,437	268,679	(b)
Tokyo Electron Ltd.	1,300	222,575	(a)
Ulvac Inc.	3,700	140,899	(a)

Total Semiconductors & Semiconductor Equipment		2,214,024

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Software - 2.2%
Capcom Co., Ltd.	8,400	$206,966	(a)
Check Point Software Technologies Ltd.	1,129	110,281	*(b)
Electronic Arts Inc.	1,577	222,388	*(b)
Intuit Inc.	1,153	235,564	(b)
Progress Software Corp.	3,447	133,812	(b)

Total Software		909,011

Technology Hardware, Storage & Peripherals - 2.4%
Brother Industries Ltd.	3,700	72,961	(a)
HP Inc.	12,910	292,928	(b)
NetApp Inc.	4,280	336,108	(b)
Wacom Co., Ltd.	19,300	109,520	(a)
Western Digital Corp.	1,865	144,370	(b)

Total Technology Hardware, Storage & Peripherals		955,887

TOTAL INFORMATION TECHNOLOGY		6,023,494

MATERIALS - 11.6%
Chemicals - 1.0%
Chemours Co.	2,001	88,764	(b)
Covestro AG	2,755	245,654	(a)(b)
Venator Materials PLC	4,561	74,618	*(b)

Total Chemicals		409,036

Metals & Mining - 8.5%
Anglo American PLC	11,627	258,209	(a)
Antofagasta PLC	11,400	148,097	(a)
BlueScope Steel Ltd.	23,145	295,025	(a)
Eramet	1,583	206,998	*(a)
Evraz PLC	44,341	297,396	(a)
Ferrexpo PLC	59,407	143,583	(a)
Fortescue Metals Group Ltd.	61,638	199,955	(a)
Hudbay Minerals Inc.	30,400	169,499
IAMGOLD Corp.	38,700	225,491	*
KAZ Minerals PLC	9,700	107,114	*(a)
Rio Tinto PLC	5,006	276,095	(a)
Sandfire Resources NL	42,500	289,417	(a)
Sims Metal Management Ltd.	24,013	287,931	(a)
South32 Ltd.	61,000	164,283	(a)
SSAB AB	51,366	242,177	*(a)
Vedanta Resources PLC	18,359	155,857	(a)

Total Metals & Mining		3,467,127

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Paper & Forest Products - 2.1%
Canfor Corp.	10,800	$259,926	*
Interfor Corp	12,600	242,004	*
Nippon Paper Industries Co., Ltd., Class L Shares	8,900	141,726	(a)
Oji Holdings Corp.	37,000	229,231	(a)

Total Paper & Forest Products		872,887

TOTAL MATERIALS		4,749,050

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Merlin Properties Socimi SA	14,600	212,072	(a)
Stockland	38,473	113,390	(a)
VEREIT Inc.	31,500	234,360	(b)
Weingarten Realty Investors	9,300	286,533	(b)
Xenia Hotels & Resorts Inc.	5,648	137,585	(b)

Total Equity Real Estate Investment Trusts (REITs)		983,940

Real Estate Management & Development - 0.9%
Open House Co., Ltd.	3,800	224,291	(a)
Vonovia SE	2,600	123,709	(a)

Total Real Estate Management & Development		348,000

TOTAL REAL ESTATE		1,331,940

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
KDDI Corp.	3,600	98,426	(a)

UTILITIES - 1.5%
Electric Utilities - 0.9%
Shikoku Electric Power Co Inc	16,100	215,309	(a)
Tokyo Electric Power Co Holdings Inc.	35,300	164,296	*(a)

Total Electric Utilities		379,605

Multi-Utilities - 0.6%
AGL Energy Ltd.	13,226	220,440	(a)

TOTAL UTILITIES		600,045

TOTAL COMMON STOCKS (Cost - $34,348,571)		37,068,993

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY		RIGHTS	VALUE
RIGHTS - 0.0%
ACS Actividades de Construccion y Servicios SA		5,805	$5,979	*(a)
Repsol SA		13,889	7,884	*(a)

TOTAL RIGHTS (Cost - $14,132)			13,863

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $34,362,703)			37,082,856

	RATE	SHARES
SHORT-TERM INVESTMENTS - 7.9%
Invesco Treasury Portfolio, Institutional Class (Cost - $3,233,736)	1.826%	3,233,736	3,233,736

TOTAL INVESTMENTS - 98.7% (Cost - $37,596,439)			40,316,592
Other Assets in Excess of Liabilities - 1.3%			514,848

TOTAL NET ASSETS - 100.0%			$40,831,440

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(c)	Represents less than one share.

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (90.6)%
COMMON STOCKS - (90.6)%
CONSUMER DISCRETIONARY - (16.4)%
Auto Components - (1.7)%
Autoneum Holding AG	(643)	$(150,461	)(a)
Gentherm Inc.	(5,508)	(216,464	)*
Toyota Industries Corp.	(3,500)	(195,930	)(a)
Valeo SA	(2,100)	(114,624	)(a)

Total Auto Components		(677,479)

Automobiles - (0.9)%
Daimler AG	(3,153)	(202,847	)(a)
Tesla Inc.	(497)	(170,446	)*

Total Automobiles		(373,293)

Distributors - (0.2)%
Core-Mark Holding Co Inc.	(4,440)	(100,788)

Hotels, Restaurants & Leisure - (5.6)%
Eldorado Resorts Inc.	(3,100)	(121,210	)*
Elior Group SA	(4,794)	(69,046	)(a)
Greene King PLC	(27,702)	(210,301	)(a)
InterContinental Hotels Group PLC	(4,095)	(254,755	)(a)
Kyoritsu Maintenance Co., Ltd.	(4,200)	(230,053	)(a)
Merlin Entertainments PLC	(42,828)	(218,518	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (continued)
Oriental Land Co.,Ltd.	(2,600)	$(272,452	)(a)
Red Rock Resorts Inc., Class A Shares	(7,571)	(253,628)
Shake Shack, Inc., Class A Shares	(2,833)	(187,488	)*
Sodexo SA	(1,000)	(99,905	)(a)
Tabcorp Holdings Ltd	(60,356)	(199,776	)(a)
Whitbread PLC	(1,619)	(84,576	)(a)
Zoe’s Kitchen Inc.	(7,064)	(68,945	)*

Total Hotels, Restaurants & Leisure		(2,270,653)

Household Durables - (0.9)%
Iida Group Holdings Co., Ltd.	(4,400)	(84,787	)(a)
Neinor Homes SA	(7,000)	(131,121	)*
TomTom NV	(19,405)	(175,208	)*(a)

Total Household Durables		(391,116)

Internet & Direct Marketing Retail - (1.0)%
ASOS PLC	(2,654)	(213,691	)*(a)
Zalando SE	(3,410)	(190,459	)*(a)

Total Internet & Direct Marketing Retail		(404,150)

Leisure Products - (1.7)%
Amer Sports Oyj	(3,578)	(112,748	)(a)
Heiwa Corp.	(11,300)	(272,650	)(a)
Mattel Inc.	(6,799)	(111,640)
Shimano Inc.	(1,200)	(176,051	)(a)

Total Leisure Products		(673,089)

Media - (3.3)%
AMC Entertainment Holdings Inc., Class A Shares	(2,300)	(36,570)
Axel Springer SE	(3,599)	(260,276	)(a)
Charter Communications Inc., Class A Shares	(700)	(205,247	)*
Cineplex Inc.	(3,600)	(79,906)
Daily Mail & General Trust PLC	(14,000)	(136,732	)(a)
Liberty Media Corp.-Liberty Formula One, Class A Shares	(3,595)	(126,939	)*
LIFULL Co., Ltd.	(24,200)	(159,915	)(a)
Nexstar Media Group Inc., Class A Shares	(2,937)	(215,576)
ProSiebenSat.1 Media SE	(6,018)	(152,590	)(a)

Total Media		(1,373,751)

Specialty Retail - (0.2)%
Pets at Home Group PLC	(38,612)	(65,950	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (0.9)%
Luxottica Group SpA	(3,627)	$(233,864	)(a)
Under Armour Inc., Class C Shares	(5,461)	(115,118	)*

Total Textiles, Apparel & Luxury Goods		(348,982)

TOTAL CONSUMER DISCRETIONARY		(6,679,251)

CONSUMER STAPLES - (4.9)%
Beverages - (0.9)%
Anheuser-Busch InBev SA	(1,644)	(165,845	)(a)
Heineken NV	(2,040)	(204,533	)(a)

Total Beverages		(370,378)

Food & Staples Retailing - (0.6)%
Carrefour SA	(9,557)	(154,231	)(a)
ICA Gruppen AB	(2,106)	(64,552	)(a)

Total Food & Staples Retailing		(218,783)

Food Products - (1.5)%
B&G Foods Inc.	(3,718)	(111,168)
Calbee INC	(2,300)	(86,473	)(a)
Greencore Group PLC	(80,633)	(197,358	)(a)
Kraft Heinz Co/The	(3,235)	(203,223)

Total Food Products		(598,222)

Household Products - (0.5)%
Reckitt Benckiser Group PLC	(2,537)	(208,555	)(a)

Personal Products - (1.4)%
Coty Inc., Class A Shares	(10,925)	(154,042)
Ontex Group NV	(4,745)	(103,980	)(a)
Shiseido Co., Ltd.	(3,500)	(277,685	)(a)

Total Personal Products		(535,707)

TOTAL CONSUMER STAPLES		(1,931,645)

ENERGY - (5.4)%
Energy Equipment & Services - (1.6)%
Core Laboratories NV	(1,358)	(171,393)
Hi-Crush Partners LP	(12,622)	(148,940)
John Wood Group PLC	(19,973)	(164,847	)(a)
National Oilwell Varco Inc.	(3,500)	(151,900)

Total Energy Equipment & Services		(637,080)

Oil, Gas & Consumable Fuels - (3.8)%
Antero Midstream Partners LP	(2,733)	(80,678)
Cairn Energy PLC	(63,306)	(208,771	)*(a)
Enbridge Inc.	(5,300)	(189,480)
EQT Corp.	(2,664)	(146,999)
Keyera Corp.	(6,500)	(180,862)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Koninklijke Vopak NV	(3,100)	$(143,097	)(a)
Matador Resources Co.	(6,675)	(200,584	)*
Pembina Pipeline Corp.	(5,705)	(197,580)
PrairieSky Royalty Ltd.	(6,900)	(136,200)
Vermilion Energy Inc.	(2,312)	(83,388)

Total Oil, Gas & Consumable Fuels		(1,567,639)

TOTAL ENERGY		(2,204,719)

FINANCIALS - (8.0)%
Banks - (2.3)%
Bank of Kyoto Ltd/The	(1,600)	(73,975	)(a)
Bank of Queensland Ltd.	(114)	(859	)(a)
Bankia SA	(32,200)	(120,060	)(a)
CYBG PLC	(25,743)	(107,809	)*(a)
Metro Bank PLC	(4,346)	(184,819	)*(a)
Standard Chartered PLC	(15,102)	(137,988	)*(a)
Unione di Banche Italiane SpA	(37,532)	(143,757	)(a)
Virgin Money Holdings UK PLC	(33,575)	(162,541	)(a)

Total Banks		(931,808)

Capital Markets - (2.2)%
Brookfield Asset Management Inc., Class A Shares	(5,500)	(222,970)
Deutsche Bank AG	(9,765)	(105,607	)(a)
MarketAxess Holdings Inc.	(792)	(156,705)
Sanne Group PLC	(9,327)	(82,769	)(a)
Thomson Reuters Corp.	(4,100)	(165,312)
TP ICAP PLC	(32,797)	(182,269	)(a)

Total Capital Markets		(915,632)

Consumer Finance - (1.0)%
LendingClub Corp.	(31,900)	(120,901	)*
PRA Group Inc.	(7,223)	(278,447	)*

Total Consumer Finance		(399,348)

Diversified Financial Services - (0.6)%
Challenger Ltd.	(9,153)	(80,475	)(a)
Groupe Bruxelles Lambert SA	(1,530)	(161,223	)(a)

Total Diversified Financial Services		(241,698)

Insurance - (1.9)%
AmTrust Financial Services Inc.	(7,960)	(115,977)
Gjensidige Forsikring ASA	(10,200)	(167,041	)(a)
Lancashire Holdings Ltd.	(19,200)	(143,654	)(a)
Phoenix Group Holdings	(17,320)	(154,712	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Insurance - (continued)
Phoenix Group Holdings	(8,083)	$(17,609	)*(a)
Willis Towers Watson PLC	(1,350)	(204,660)

Total Insurance		(803,653)

TOTAL FINANCIALS		(3,292,139)

HEALTH CARE - (6.7)%
Health Care Equipment & Supplies - (2.9)%
DexCom Inc.	(2,400)	(227,952	)*
Getinge AB	(12,000)	(109,046	)(a)
Invacare Corp	(9,358)	(174,059)
Penumbra, Inc.	(1,300)	(179,595	)*
Sartorius AG	(1,650)	(246,491	)(a)
Sysmex Corp.	(2,800)	(261,074	)(a)

Total Health Care Equipment & Supplies		(1,198,217)

Health Care Providers & Services - (2.0)%
Healthscope Ltd.	(142,208)	(232,587	)(a)
Henry Schein Inc.	(2,200)	(159,808	)*
Mediclinic International PLC	(16,538)	(114,876	)(a)
Orpea	(1,487)	(198,290	)(a)
Spire Healthcare Group PLC	(20,912)	(69,141	)(a)

Total Health Care Providers & Services		(774,702)

Health Care Technology - (0.2)%
athenahealth Inc.	(526)	(83,708	)*

Life Sciences Tools & Services - (0.6)%
MorphoSys AG	(2,144)	(262,378	)*(a)

Pharmaceuticals - (1.0)%
Aerie Pharmaceuticals, Inc.	(2,152)	(145,368	)*
Hikma Pharmaceuticals PLC	(6,729)	(133,159	)(a)
Medicines Co/The	(1,417)	(52,004	)*
Nektar Therapeutics	(1,710)	(83,499	)*

Total Pharmaceuticals		(414,030)

TOTAL HEALTH CARE		(2,733,035)

INDUSTRIALS - (17.5)%
Aerospace & Defense - (0.7)%
Astronics Corp.	(4,857)	(174,706	)*
Axon Enterprise Inc.	(2,240)	(141,523	)*

Total Aerospace & Defense		(316,229)

Air Freight & Logistics - (0.5)%
Bollore SA	(47,536)	(220,933	)*(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Building Products - (0.7)%
Johnson Controls International PLC	(3,647)	$(121,992)
TOTO Ltd.	(3,300)	(152,472	)(a)

Total Building Products		(274,464)

Commercial Services & Supplies - (2.3)%
Aggreko PLC	(15,377)	(137,074	)(a)
Babcock International Group PLC	(21,010)	(226,578	)(a)
Healthcare Services Group Inc.	(4,184)	(180,707)
Ritchie Bros Auctioneers Inc.	(6,700)	(228,523)
Team Inc.	(6,835)	(157,888	)*

Total Commercial Services & Supplies		(930,770)

Construction & Engineering - (0.5)%
SNC-Lavalin Group Inc.	(4,600)	(203,154)

Electrical Equipment - (2.0)%
Melrose Industries PLC	(65,241)	(183,081	)(a)
Nexans SA	(2,446)	(83,937	)(a)
Nidec Corp.	(1,600)	(239,715	)(a)
NKT A/S	(4,829)	(131,980	)(a)
Siemens Gamesa Renewable Energy SA	(13,955)	(186,692	)(a)

Total Electrical Equipment		(825,405)

Industrial Conglomerates - (1.4)%
Keihan Holdings Co., Ltd.	(6,800)	(243,914	)(a)
Seibu Holdings Inc.	(8,000)	(134,804	)(a)
Toshiba Corp.	(71,000)	(213,151	)(a)

Total Industrial Conglomerates		(591,869)

Machinery - (3.3)%
Ag Growth International Inc.	(3,200)	(134,752)
ANDRITZ AG	(1,430)	(75,881	)(a)
GEA Group AG	(3,796)	(127,953	)(a)
KION Group AG	(2,348)	(168,721	)(a)
Kone OYJ, Class B Shares	(3,937)	(200,484	)(a)
Kornit Digital Ltd.	(6,490)	(115,522	)*
Makita Corp.	(3,900)	(174,451	)(a)
Miura Co., Ltd.	(3,300)	(80,244	)(a)
Wabtec Corp.	(2,757)	(271,785)

Total Machinery		(1,349,793)

Professional Services - (0.6)%
Capita PLC	(120,000)	(252,930	)(a)

Road & Rail - (2.8)%
Central Japan Railway Co.	(1,100)	(228,070	)(a)
Keikyu Corp.	(10,000)	(163,875	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Road & Rail - (continued)
Keio Corp.	(4,400)	$(212,745	)(a)
Kyushu Railway Co.	(2,800)	(85,659	)(a)
Nankai Electric Railway Co., Ltd.	(6,600)	(183,156	)(a)
Odakyu Electric Railway Co., Ltd.	(7,500)	(160,909	)(a)
Tokyu Corp.	(7,800)	(134,303	)(a)

Total Road & Rail		(1,168,717)

Trading Companies & Distributors - (1.5)%
MonotaRO Co., LTD	(5,600)	(247,502	)(a)
SiteOne Landscape Supply, Inc.	(1,732)	(145,436	)*
Trusco Nakayama Corp.	(8,400)	(209,683	)(a)

Total Trading Companies & Distributors		(602,621)

Transportation Infrastructure - (1.2)%
Auckland International Airport Ltd.	(42,537)	(195,260	)(a)
Macquarie Infrastructure Corp.	(1,925)	(81,235)
Transurban Group	(22,201)	(197,160	)(a)

Total Transportation Infrastructure		(473,655)

TOTAL INDUSTRIALS		(7,210,540)

INFORMATION TECHNOLOGY - (14.4)%
Communications Equipment - (1.0)%
Finisar Corp.	(8,125)	(146,250	)*
Lumentum Holdings, Inc.	(1,384)	(80,134	)*
ViaSat Inc	(2,774)	(182,307	)*

Total Communications Equipment		(408,691)

Electronic Equipment, Instruments & Components - (3.1)%
Fitbit Inc., Class A Shares	(25,228)	(164,739	)*
Ingenico Group SA	(1,538)	(138,026	)(a)
Iriso Electronics Co., Ltd.	(4,100)	(247,258	)(a)
Mesa Laboratories Inc.	(1,377)	(290,657)
MTS Systems Corp.	(3,389)	(178,431)
National Instruments Corp.	(3,998)	(167,836)
Sumida Corp.	(9,400)	(105,703	)(a)

Total Electronic Equipment, Instruments & Components		(1,292,650)

Internet Software & Services - (3.8)%
2U Inc.	(2,185)	(182,579	)*
DeNA Co. Ltd.	(7,300)	(136,795	)(a)
GTT Communications Inc.	(5,334)	(240,030	)*
NEXTDC Ltd.	(40,891)	(228,557	)*(a)
Rocket Internet SE	(4,401)	(141,177	)*(a)
Shopify Inc., Class A Shares	(1,600)	(233,321	)*

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Internet Software & Services - (continued)
Shutterstock Inc.	(2,486)	$(117,986	)*
Twilio Inc., Class A Shares	(659)	(36,917	)*
ZPG PLC	(36,596)	(235,942	)(a)

Total Internet Software & Services		(1,553,304)

IT Services - (1.3)%
Global Payments Inc.	(881)	(98,223)
InterXion Holding NV	(4,442)	(277,270	)*
Obic Co Ltd.	(2,200)	(181,878	)(a)

Total IT Services		(557,371)

Semiconductors & Semiconductor Equipment - (3.0)%
ams AG	(1,869)	(138,429	)(a)
Cavium Inc.	(2,094)	(181,131	)*
Inphi Corp.	(3,886)	(126,722	)*
MACOM Technology Solutions Holdings, Inc., Class H Shares	(3,052)	(70,318	)*
MaxLinear Inc.	(10,109)	(157,599	)*
Mitsui High-Tec Inc.	(10,700)	(135,756	)(a)
Renesas Electronics Corp.	(14,800)	(144,809	)*(a)
u-blox Holding AG	(768)	(152,468	)*(a)
Veeco Instruments Inc.	(8,000)	(114,000	)*

Total Semiconductors & Semiconductor Equipment		(1,221,232)

Software - (2.2)%
Ellie Mae Inc.	(1,563)	(162,302	)*
Koei Tecmo Holdings Co., Ltd.	(8,000)	(157,112	)(a)
LINE Corp.	(4,600)	(189,167	)*(a)
PROS Holdings, Inc.	(5,552)	(203,037	)*
Workday Inc., Class A Shares	(1,358)	(164,481	)*

Total Software		(876,099)

TOTAL INFORMATION TECHNOLOGY		(5,909,347)

MATERIALS - (11.7)%
Chemicals - (4.1)%
Air Liquide SA	(1,808)	(227,058	)(a)
Akzo Nobel NV	(2,100)	(178,942	)(a)
Givaudan SA	(103)	(233,458	)(a)
Kansai Paint Co., Ltd.	(8,500)	(176,253	)(a)
Nippon Paint Holdings Co., Ltd.	(5,900)	(253,558	)(a)
Symrise AG	(2,911)	(255,189	)(a)
Taiyo Nippon Sanso Corp.	(15,500)	(221,928	)(a)
Yara International ASA	(3,500)	(144,891	)(a)

Total Chemicals		(1,691,277)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Construction Materials - (1.3)%
Fletcher Building Ltd.	(43,572)	$(204,960	)(a)
Ibstock PLC	(24,641)	(97,274	)(a)
LafargeHolcim Ltd.	(3,119)	(152,081	)(a)
Summit Materials, Inc., Class A Shares	(2,504)	(65,730	)*

Total Construction Materials		(520,045)

Containers & Packaging - (1.5)%
FP Corp.	(2,100)	(115,914	)(a)
Huhtamaki OYJ	(4,408)	(162,745	)(a)
Pact Group Holdings Ltd.	(52,912)	(206,258	)(a)
RPC Group PLC	(10,520)	(103,842	)(a)

Total Containers & Packaging		(588,759)

Metals & Mining - (4.8)%
Agnico Eagle Mines Ltd.	(2,100)	(96,274)
Compass Minerals International Inc.	(1,200)	(78,900)
Endeavour Mining Corp.	(11,100)	(199,178	)*
First Quantum Minerals Ltd.	(16,900)	(249,004)
Independence Group NL	(70,826)	(270,652	)(a)
MAG Silver Corp.	(12,800)	(138,257	)*
Nevsun Resources Ltd.	(67,400)	(234,297)
Nippon Denko Co., Ltd.	(48,400)	(137,154	)(a)
Novagold Resources Inc.	(29,500)	(132,168	)*
Osisko Gold Royalties Ltd.	(12,200)	(115,536)
Pretium Resources Inc.	(16,900)	(124,309	)*
Turquoise Hill Resources Ltd.	(66,900)	(189,304	)*

Total Metals & Mining		(1,965,033)

TOTAL MATERIALS		(4,765,114)

REAL ESTATE - (3.6)%
Equity Real Estate Investment Trusts (REITs) - (2.6)%
Alexandria Real Estate Equities Inc.	(1,395)	(176,007)
Digital Realty Trust Inc.	(1,903)	(212,337)
GLP J-Reit	(180)	(191,128	)(a)
Great Portland Estates PLC	0	(4	)(a)(b)
Inmobiliaria Colonial Socimi SA	(16,069)	(177,456	)(a)
Japan Prime Realty Investment Corp.	(45)	(163,531	)(a)
Pennsylvania Real Estate Investment Trust	(5,986)	(65,786)
Urban Edge Properties	(2,884)	(65,957)

Total Equity Real Estate Investment Trusts (REITs)		(1,052,206)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Real Estate Management & Development - (1.0)%
Capital & Counties Properties PLC	(40,000)	$(151,649	)(a)
Relo Group Inc.	(10,100)	(266,170	)(a)

Total Real Estate Management & Development		(417,819)

TOTAL REAL ESTATE		(1,470,025)

TELECOMMUNICATION SERVICES - (0.6)%
Diversified Telecommunication Services - (0.6)%
Cellnex Telecom SA	(5,583)	(140,490	)(a)
Iliad SA	(721)	(113,842	)(a)

TOTAL TELECOMMUNICATION SERVICES		(254,332)

UTILITIES - (1.4)%
Electric Utilities - (0.5)%
EDP - Energias de Portugal SA	(48,852)	(193,738	)(a)

Independent Power and Renewable Electricity Producers - (0.2)%
Pattern Energy Group Inc., Class A Shares	(4,103)	(76,931)

Multi-Utilities - (0.2)%
Black Hills Corp.	(1,382)	(84,592)

Water Utilities - (0.5)%
California Water Service Group	(4,806)	(187,194)

TOTAL UTILITIES		(542,455)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(35,659,713))		$(36,992,602)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Represents less than one share.

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,713,254	GBP	3,572,000	BNY Mellon Bank	7/20/18	$(5,495)
USD	7,241,064	JPY	794,924,000	BNY Mellon Bank	7/20/18	50,882
USD	2,005,349	CAD	2,662,000	Citibank N.A.	7/20/18	(20,290)
USD	2,657,651	AUD	3,604,000	Northern Trust Co.	7/20/18	(9,665)
USD	4,773,227	EUR	4,114,000	Northern Trust Co.	7/20/18	(38,577)

Total						$(23,145)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$3,029,510	$3,557,768	—	$6,587,278
Consumer Staples	567,578	1,564,894	—	2,132,472
Energy	731,555	1,562,700	—	2,294,255
Financials	1,208,391	2,312,007	—	3,520,398
Health Care	2,354,948	285,498	—	2,640,446
Industrials	1,045,834	6,045,355	—	7,091,189
Information Technology	3,400,464	2,623,030	—	6,023,494
Materials	1,060,302	3,688,748	—	4,749,050
Real Estate	658,478	673,462	—	1,331,940
Other Common Stocks	—	698,471	—	698,471
Rights	—	13,863	—	13,863

Total Long-Term Investments	14,057,060	23,025,796	—	37,082,856

Short-Term Investments†	3,233,736	—	—	3,233,736

Total Investments	$17,290,796	$23,025,796	—	$40,316,592

Other Financial Instruments:
Forward Foreign Currency Contracts	—	50,882	—	50,882

Total	$17,290,796	$23,076,678	—	$40,367,474

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short Investments†:
Common Stocks
Consumer Discretionary	$2,141,086	$4,538,165	—	$6,679,251
Consumer Staples	468,433	1,463,212	—	1,931,645
Energy	1,688,004	516,715	—	2,204,719
Financials	1,264,972	2,027,167	—	3,292,139
Health Care	1,105,993	1,627,042	—	2,733,035
Industrials	1,957,223	5,253,317	—	7,210,540
Information Technology	3,576,270	2,333,077	—	5,909,347
Materials	1,622,957	3,142,157	—	4,765,114
Real Estate	520,087	949,938	—	1,470,025
Telecommunication Services	—	254,332	—	254,332
Utilities	348,717	193,738	—	542,455

Total Securities Sold Short	14,693,742	22,298,860	—	36,992,602

Other Financial Instruments:
Forward Foreign Currency Contracts	—	74,027	—	74,027

Total	$14,693,742	$22,372,887	—	$37,066,629

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2018, as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2018, securities valued at $23,025,796 and securities sold short valued at $22,298,860 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018